UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from:
July 13, 2022 to August 12, 2022

Commission File Number of issuing entity: 333-193376-17
Central Index Key Number of issuing entity: 0001634976

COMM 2015-CCRE22 Mortgage Trust
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-193376
Central Index Key Number of depositor: 0001013454

Deutsche Mortgage & Asset Receiving Corporation
(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor (if applicable): 0001541294
German American Capital Corporation
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable): 0001558761
Cantor Commercial Real Estate Lending, L.P.
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable): 0001542256
Natixis Real Estate Capital LLC
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable): 0001497973
The Bank of New York Mellon
(Exact name of sponsor as specified in its charter)

Lainie Kaye (212) 250-2500
(Name and telephone number, including area code, of the person to contact in connection with this filing)

New York
(State or other jurisdiction of incorporation or organization of the issuing entity)

Lower Tier Remic 47-3487694
Upper Tier Remic 47-3541770
Grantor Trust 47-6922969
(I.R.S. Employer Identification No.)

c/o Deutsche Bank Trust Company Americas as Certificate Administrator
1761 East St. Andrew Place, Santa Ana CA
(Address of principal executive offices of the issuing entity)

92705
(Zip Code)

(212) 250-2500
(Telephone number, including area code)

NONE
(Former name, former address, if changed since last report)

Registered / reporting pursuant to (check one)
Title of Class  Section 12(b)  Section 12(g)  Section 15(d)  Name of Exchange
(if Section 12(b))
Class A-1           [ ]             [ ]             [X]        Not Applicable
Class A-2           [ ]             [ ]             [X]        Not Applicable
Class A-3           [ ]             [ ]             [X]        Not Applicable
Class A-SB          [ ]             [ ]             [X]        Not Applicable
Class A-4           [ ]             [ ]             [X]        Not Applicable
Class A-5           [ ]             [ ]             [X]        Not Applicable
Class X-A           [ ]             [ ]             [X]        Not Applicable
Class A-M           [ ]             [ ]             [X]        Not Applicable
Class B             [ ]             [ ]             [X]        Not Applicable
Class PEZ           [ ]             [ ]             [X]        Not Applicable
Class C             [ ]             [ ]             [X]        Not Applicable

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to
such filing requirements for the past 90 days. Yes _X_   No ____

Part I - DISTRIBUTION INFORMATION

Item 1.  Distribution and Pool Performance Information.
On  August 12, 2022 a distribution was made to holders of the certificates issued by COMM 2015-CCRE22 Mortgage Trust.  The distribution report is attached as Exhibit 99.1 to this Form 10-D.

During the distribution period from July 13, 2022 to August 12, 2022 no assets securitized by Deutsche Mortgage & Asset Receiving
Corporation (the "Depositor") and held by COMM 2015-CCRE22 Mortgage
Trust were the subject of a demand to repurchase or replace for breach of the representations and warranties contained in the underlying transaction documents.

The Depositor filed a Form ABS-15G pursuant to Rule 15Ga-1 under the
Securities Exchange Act of 1934 on February 15, 2022.  The CIK number of the Depositor is 0001013454.

German American Capital Corporation ("GACC"), one of the sponsors and mortgage loan sellers, filed a Form ABS-15G pursuant to Rule 15Ga-1 under the Securities Exchange Act of 1934 on February 15, 2022.  The
CIK number of GACC is 0001541294.

Cantor Commercial Real Estate Lending, L.P. ("CCRE"), one of the
sponsors and mortgage loan sellers, filed a Form ABS-15G pursuant to
Rule 15Ga-1 under the Securities Exchange Act of 1934 on
May 12, 2022.  The CIK number for CCRE is 0001558761.

Natixis Real Estate Capital LLC ("Natixis"), one of the sponsors and mortgage loan sellers, filed a Form ABS-15G pursuant to Rule 15Ga-1 under the Securities Exchange Act of 1934 on  February 15, 2022.  The
CIK number of Natixis is 0001542256.

The Bank of New York Mellon ("BNY Mellon"), one of the sponsors and mortgage loan sellers, filed a Form ABS-15G pursuant to  Rule 15Ga-1 under the Securities Exchange Act of 1934 on  February 23, 2018.
The CIK number of BNY Mellon is 0001497973.

Part II - OTHER INFORMATION

Item 2. Legal Proceedings.

Disclosure from CWCapital Asset Management LLC ("CWCAM"), as special servicer:

On December 17, 2015, U.S. Bank National Association, the trustee under five pooling and servicing agreements for (i) Wachovia Bank Commercial Mortgage Trust 2007-C30, (ii) COBALT CMBS Commercial
Trust 2007-C2, (iii) Wachovia Bank Commercial Mortgage Trust 2007-C31, (iv) ML-CFC Commercial
Mortgage Trust 2007-5 and (v) ML-CFC Commercial Mortgage Trust 2007-6 commenced a proceeding with the Second Judicial District Court of Ramsey County, Minnesota (the "State Court") for a
declaratory judgment as to the proper allocation of certain proceeds ("Disputed Proceeds")
received by CWCAM in connection with the sale of the Peter Cooper Village and Stuyvesant
Town property in New York, New York securing loans held by those trusts.  CWCAM was the special servicer of such property.  The petition requests the State Court to instruct the trustee, the trust beneficiaries, and any other interested parties as to the amount of the Disputed Proceeds, if any, that constitute penalty interest and/or the amount of the
Disputed Proceeds, if any, that constitute gain-on-sale proceeds, with respect to each trust.
On February 24, 2016, CWCAM made a limited appearance with the State Court to file a motion to dismiss this proceeding based on lack of jurisdiction, mootness, standing and forum non conveniens.  On July 19, 2016, the State Court denied CWCAM's motion to dismiss.  On
July 22, 2016, the action was removed to federal court in Minnesota ("Federal Court").
On October 21, 2016, the Federal Court held a hearing on the motion to transfer the action to the United States District Court for the Southern District of New York ("SDNY Court"), a
motion to remand to state court and a motion to hear CWCAM's request for reconsideration of the motion to dismiss.  On March 14, 2017, the Federal Court reserved the determination on the motion to hear CWCAM's request for reconsideration of the motion to dismiss, denied the motion to remand the matter to state court and granted the motion to transfer the proceeding to the SDNY Court.  Cross motions for judgment on the pleadings were filed but the SDNY Court was unable to decide the case based on the pleadings and the SDNY Court ordered discovery.
All fact discovery was completed in December, 2018 and expert discovery was completed on
March 15, 2019.  The parties submitted cross motions for summary judgment, and on March
19, 2020, the SDNY Court entered an opinion and order in which it granted summary judgment in CWCAM's favor and held that CWCAM was entitled to the entire amount of penalty interest and that CWCAM's determination of Yield Maintenance was correct.  In the 127-page opinion, the SDNY Court found for CWCAM on every issue presented by the trustee's petition, namely, that the funds in dispute constitute penalty interest and yield maintenance, not gain-on-sale proceeds, and that the amount of penalty interest and yield maintenance was correctly calculated. An appeal of the SDNY Court's decision was taken on April 29, 2020.  Oral argument on the appeal occurred on June 21, 2021.  On July 14, 2022, the Second Circuit
entered a decision affirming in part and reversing in part the SDNY Court's decision, and remanding to the SDNY Court for further proceedings.  The Second Circuit affirmed the SDNY's Court holding that Penalty Interest and Yield Maintenance are paid before
Gain-on-Sale Proceeds.  The Second Circuit reversed and remanded for further proceedings that portion of the SDNY Court's related to approximately $67.2 million in interest on advances.

On December 1, 2017, a complaint against CWCAM and others was filed in the United States District
Court for the Southern District of New York styled as CWCapital Cobalt Vr Ltd. v. CWCapital
Investments LLC, et al., No. 17-cv-9463 (the "Original Complaint"). The gravamen of the Original
Complaint alleged breaches of a contract and fiduciary duties by CWCAM's affiliate, CWCapital
Investments LLC in its capacity as collateral manager for the collateralized debt obligation transaction involving CWCapital Cobalt Vr, Ltd. In total, there are 14 counts pled in the
Original Complaint. Of those 14, 5 claims were asserted against CWCAM for aiding and abetting breach of fiduciary duty, conversion and unjust enrichment. On May 23, 2018, the Original
Complaint was dismissed for lack of subject matter jurisdiction.   On June 28, 2018, CWCapital
Cobalt Vr Ltd. filed a substantially similar complaint in the Supreme Court of the State of
New York, County of New York styled as CWCapital Cobalt Vr Ltd. v. CWCapital Investments
LLC, et al., Index No. 653277/2018 (the "New Complaint").  The gravamen of the New Complaint is the same as the previous complaint filed in the United State District Court for the Southern
District of New York.  In total there are 16 counts pled in the New Complaint. Of those 16 counts, 5 claims were asserted against CWCAM for aiding and abetting breach of fiduciary duty, conversion and unjust enrichment, 1 count seeks a declaratory judgement that the plaintiff has the right to enforce the contracts in question and 1 count seeks an injunction requiring the defendants to recognize the plaintiff as the directing holder for the trusts in question.
On January 11, 2019, the plaintiff dismissed with prejudice the declaratory judgment and injunction counts.  The New Complaint and related summons was not served on the defendants until July 13, 2018 and July 16, 2018.  The plaintiff's motion for a preliminary injunction was denied by the court on July 31, 2018.  On August 3, 2018, the defendants, including CWCAM, filed a motion to dismiss the New Complaint in its entirety. On August 20, 2019, the court entered an order granting defendants' motion almost in its entirety, dismissing 11 of the
16 counts and partially dismissing 2 additional counts.  Of the remaining counts, 2 are asserted against CWCAM for aiding and abetting breach of fiduciary duty and unjust enrichment.
On September 19, 2019, CWCapital Cobalt Vr Ltd. filed a notice of appeal relating to the August
20, 2019 dismissal order and on September 26, 2019, filed an amended complaint against CWCI and
CWCAM attempting to address deficiencies relating to certain of the claims dismissed by the
August, 20, 2019 order.  CWCI and CWCAM filed its Motion to Dismiss the amended complaint on
October 28, 2019.  The court heard argument on the Motion to Dismiss the amended complaint on
January 22, 2020 and on October 23, 2020, the court granted the motion dismissing the amended claims.  On November 30, 2020, CWCapital Cobalt Vr Ltd filed a notice of appeal relating to the October 23, 2020 dismissal order.  On April 27, 2021, the First Department affirmed the dismissal as to claims against CWCAM that were part of the August 20, 2019 dismissal, but reversed the dismissal of two counts for breach of the Collateral Management Agreement against
CWCI.  CWCI has sought leave to file an appeal of the decision. The plaintiff has also sought leave to appeal the dismissal of the claims against CWCAM.  Both requests for leave were denied by the First Department.  On May 15, 2020, CWCI and CWCAM filed a motion to renew its motion to dismiss as to 4 of the remaining counts (including the remaining two counts against CWCAM for aiding and abetting breach of fiduciary duty and unjust enrichment), based on a decision entered by Judge Failla in a trust instruction proceeding in the US District Court for the
Southern District of New York awarding summary judgment in favor of CWCAM.  On
September 7, 2021, the court denied the motion to renew.  CWCI and CWCAM filed a notice of appeal, which they perfected by the filing of their opening brief on July 1, 2022.
On October 1, 2021, CWCI and CWCAM moved to reargue the denial of the motion to renew
(or alternatively, the motion to dismiss) with respect to certain of Cobalt's claims, including the remaining 2 claims against CWCAM, based on the First Department's
April 27, 2021 decision.  On March 24, 2022, the court denied the relief sought in the motion to reargue.  CWCI and CWCAM have appealed the court's decision on the motion to reargue and filed their opening brief on July 11, 2022.  CWCAM believes that it has performed its obligations under the related pooling and servicing agreements in good faith and the remaining allegations in the New Complaint are without merit.

Item 10. Exhibits.
(a) The following is a list of documents filed as part
    of this Report on Form 10-D:

(99.1)   Monthly Report distributed to holders of the
         certificates issued by COMM 2015-CCRE22 Mortgage Trust,
         relating to the August 12, 2022 distribution.

(b) The exhibits required to be filed by the Registrant
    pursuant to this Form are listed above.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Deutsche Mortgage & Asset Receiving Corporation
(Depositor)

/s/ R. Chris Jones
Name:  R. Chris Jones
Title: Director

/s/ Matt Smith
Name:  Matt Smith
Title: Director

Date:    August 24, 2022